STATEMENTS OF NET ASSETS AVAILABLE FOR BENEFITS - EBP 118 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Investments
Plan interest in Master Trust	$ 1,650,044	$ 1,668,461
Self-directed brokerage accounts	30,597	31,887
Total investments	1,680,641	1,700,348
Receivables:
Notes receivable from participant loans	84,211	88,083
Participants’ contributions	36	11
Employer’s contributions	255	203
Total receivables	84,502	88,297
LIABILITIES:
Accrued expenses	119	36
Total liabilities	119	36
NET ASSETS AVAILABLE FOR BENEFITS	$ 1,765,024	$ 1,788,609